Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation
16.	Share-Based Compensation

In August 2008, the Company’s Board adopted the 2008 Equity Incentive Plan (the “Plan”), which enables management, consultants and Directors of the Company and its subsidiaries to receive options, stock appreciation rights, stock grants, stock units and dividend equivalents.

The Plan is administered by the Board or a committee of the Board. The maximum aggregate number of Class A common shares that may be delivered pursuant to awards granted under the Plan during the 10-year term of the Plan is 1,500,000. The maximum number of Class A common shares with respect to which awards may be granted to any participant in the Plan in any fiscal year is 500,000.

The holder of a stock grant awarded under the Plan shall have the same voting, dividend and other rights as the Company’s other Class A common shareholders when the grant vests and the shares are issued.

Under the plan, the Company has issued the following share based awards:

	Restricted Stock Units
	Number of Units		Weighted Average Fair Value on Grant	Actual Fair Value on Vesting
	Management	Directors	Date	Date
Unvested as at January 1, 2011	260,000	58,511	$4.23	n/a
Vested in January 2011	—	(58,511)	1.88	5.04
Granted on March 17, 2011	15,000	17,886	6.15	n/a
Vested in September 2011	(206,250)	—	4.84	2.35
Granted on September 2, 2011	150,000	—	3.07	n/a
Vested in October 2011	(68,750)	—	4.84	1.96

Unvested as at December 31, 2011	150,000	17,886	$3.40	n/a
Vested in January 2012	—	(17,886)	6.15	1.75
Granted on March 13, 2012	75,000	32,070	3.43	n/a

Unvested as at December 31, 2012	225,000	32,070	$3.22	n/a
Vested in January 2013	—	(32,070)	3.43	3.07
Granted on March 7, 2013	75,000	27,550	3.43	n/a

Unvested as at December 31, 2013	300,000	27,550	$3.26	n/a

The restricted stock units granted to three members of management on August 14, 2008 were to vest over a period of three years; with a third vesting each year on the anniversary of the merger. The vesting dates were subsequently amended and a total of 260,000 vested annually during September and October of 2009, 2010 and 2011.

The restricted stock units granted to Directors on March 1, 2010, March 17, 2011, March 13, 2012 and March 7, 2013 vested in January 2011, January 2012, January 2013 and January 2014 respectively.

Restricted stock units granted to one member of management on March 17, 2011 vested during September and October 2011. The restricted stock units granted to four members of management on September 2, 2011 were to vest over two years; half during September and October 2012 and the remaining half during September and October 2013. In March 2012, these grants were amended and restated to provide that vesting would occur only when the individual leaves employment, for whatever reason, provided that this was after September 30, 2012 in respect of half of the grant and after September 30, 2013 for the other half of the grant. The restricted stock units granted to management on March 13, 2012 are expected to vest when the individual leaves employment, provided that this is after September 30, 2014 and is not as a result of resignation or termination for cause. The restricted stock units granted to management on March 7, 2013 are expected to vest when the individual leaves employment, provided that this is after September 30, 2015 and is not as a result of resignation or termination for cause.

Using the graded vesting method of expensing the restricted stock unit grants, the weighted average fair value of the stock units is recognized as compensation costs in the consolidated statement of income over the vesting period. The fair value of the restricted stock units for this purpose is calculated by multiplying the number of stock units by the fair value of the shares at the grant date, which is discounted for dividends forfeited over the vesting period. The Company has not factored any anticipated forfeiture into these calculations based on the limited number of participants.

For the grants issued on March 1, 2010, March 17, 2011, September 2, 2011, March 13, 2012 and March 7, 2013, the fair value at the grant date was the closing price for the common stock on that date. The share value has not been discounted as no dividends were expected to be paid on the common stock at that time.

During the year ended December 31, 2013 the Company recognized a total of $360 (2012: $460, 2011: $565) in respect of share based compensation costs. As at December 31, 2013 there was a total of $252 (2012: $260) unrecognized compensation costs relating to the above share based awards. The remaining costs are expected to be recognized over a period of 21 months.